UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23679

TAX-FREE HIGH GRADE PORTFOLIO TARGET MATURITY FUND

FOR PUERTO RICO RESIDENTS, INC.

(Exact name of registrant as specified in charter)

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of principal executive offices) (Zip code)

Liana Loyola

Secretary

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Name and address of agent for service)

Copies to:

Jesse C. Kean Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Alexandre-Cyril Manz UBS Financial Services Incorporated of Puerto Rico American International Plaza Building - Tenth Floor 250 Muñoz Rivera Avenue San Juan, Puerto Rico 00918

Registrant’s telephone number, including area code: (787) 250-3600

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021-June 30, 2022

Item 1. Proxy Voting Record.

The Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date: August 3, 2022